Debt (Narrative) (Detail) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 21, 2015	Jun. 24, 2015	Mar. 25, 2015	Jun. 26, 2013	Mar. 25, 2015	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Debt [Line Items]
Debt instrument, face amount				$ 550,000,000.0				$ 550,000,000.0
Net proceeds from issuance of long-term debt				549,500,000		$ 0	$ 0	549,528,000
Five Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount				$ 250,000,000.0				$ 250,000,000.0
Stated interest rate				2.60%				2.60%
Ten Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount				$ 300,000,000				$ 300,000,000
Stated interest rate				3.88%				3.88%
5.75% Notes [Member]
Debt [Line Items]
Stated interest rate							5.75%
March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Proceeds from Lines of Credit		$ 38,000,000.0	$ 345,800,000.0
Line of credit facility, maximum borrowing capacity		$ 750,000,000				$ 750,000,000
Line of Credit Facility, Expiration Date						Mar. 12, 2020
Debt Instrument, Description of Variable Rate Basis		One month LIBOR
Debt available under revolving credit facility		$ 366,200,000				$ 366,200,000
March 2015 Revised Revolving Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Basis spread on variable rate						2.00%
March 2015 Revised Revolving Credit Facility [Member] | Minimum [Member]
Debt [Line Items]
Basis spread on variable rate						1.38%
$250 Million Revolver [Member]
Debt [Line Items]
Proceeds from Lines of Credit					$ 97,000,000
Credit facility repayments during the year			177,000,000
Term Loan [Member]
Debt [Line Items]
Line of Credit Facility, Periodic Payment					$ 18,700,000
Credit facility repayments during the year			$ 168,800,000
London Interbank Offered Rate (LIBOR) [Member] | March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Basis spread on variable rate		0.19%
March 2015 Revised Revolving Credit Facility [Member] | March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Proceeds from Lines of Credit	$ 135,500,000.0